Federated Hermes Treasury Obligations Fund Average Annual Total Returns - Advisor Shares [Member] - AVR	12 Months Ended	30 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.21%	4.83%
Performance Inception Date		Jul. 03, 2023